Loans Receivable (excluding Covered Loans) Loans on Non-accrual Status (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 173,427	$ 210,465
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	100.00%	100.00%
Single family residential loans as percentage of restructured loans	83.00%
Approximate rate reduction concession, minimum	1.00%
Approximate rate reduction concession, maximum	2.00%
Single Family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	131,193	126,624
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	75.70%	60.30%
Construction, Speculative [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	10,634	15,383
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	6.10%	7.30%
Construction, Custom [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	539	635
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.30%	0.30%
Land, Acquisition and Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	13,477	37,339
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	7.80%	17.70%
Land, Consumer Lot Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	5,149	8,843
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	3.00%	4.20%
Multi Family Housing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	4,185	7,664
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	2.40%	3.60%
Commercial Real Estate Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	7,653	11,380
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	4.40%	5.40%
Commercial and Industrial Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	16	1,679
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.00%	0.80%
Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	198	481
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.10%	0.20%
Consumer Portfolio Segment [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Nonaccrual loans by portfolio segment	$ 383	$ 437
Ratio of nonaccrual loan by portfolio segment to total loans on nonaccrual status	0.20%	0.20%
Minimum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term for payment and rate reduction	6 months
Maximum [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Term for payment and rate reduction	12 months